Segment Information - Summary of Operating Segments in Geographic Areas (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Sales	£ 4,129	£ 4,513	£ 4,552
Continuing operation [member]
Disclosure of geographical areas [line items]
Sales	4,129	4,513	4,552
Non-current assets	3,738	3,746
Continuing operation [member] | UK [member]
Disclosure of geographical areas [line items]
Sales	377	384	393
Non-current assets	900	796
Continuing operation [member] | Other European countries [member]
Disclosure of geographical areas [line items]
Sales	246	262	255
Non-current assets	143	128
Continuing operation [member] | United States [member]
Disclosure of geographical areas [line items]
Sales	2,627	2,770	2,829
Non-current assets	2,162	2,247
Continuing operation [member] | Canada [member]
Disclosure of geographical areas [line items]
Sales	126	126	118
Non-current assets	250	240
Continuing operation [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
Sales	455	643	632
Non-current assets	146	151
Continuing operation [member] | Other countries [member]
Disclosure of geographical areas [line items]
Sales	298	328	£ 325
Non-current assets	£ 137	£ 184